Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 6,480	$ 6,150
Costs
Purchased power (includes $1,818 related party costs; 2018 - $1,648) (Note 29)	3,111	2,899
Operation, maintenance and administration (Notes 4, 29)	1,181	1,105
Depreciation, amortization and asset removal costs (Note 5)	878	837
Total costs	5,170	4,841
Income before financing charges and income tax expense	1,310	1,309
Financing charges (Note 6)	514	459
Income before income tax expense	796	850
Income tax expense (recovery) (Note 7)	(6)	915
Net income (loss)	802	(65)
Other comprehensive income (loss)	(2)	4
Comprehensive income (loss)	800	(61)
Net income (loss) attributable to:
Noncontrolling interest (Note 28)	6	6
Preferred shareholder	18	18
Common shareholder	778	(89)
Net income (loss)	802	(65)
Comprehensive income (loss) attributable to:
Noncontrolling interest (Note 28)	6	6
Common shareholder	$ 776	$ (85)
Earnings per common share (Note 26)
Basic (in dollars per share)	$ 1.30	$ (0.15)
Diluted (in dollars per share)	1.30	(0.15)
Dividends per common share declared (Note 22) (in dollars per share)	$ 0.96	$ 0.91
Distribution [Member]
Revenues
Revenues	$ 4,788	$ 4,422
Transmission [Member]
Revenues
Revenues	1,652	1,686
Other Revenue [Member]
Revenues
Revenues	$ 40	$ 42